CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Sep. 28, 2020
Current assets
Cash	$ 396,295	$ 172,854
Prepaid expenses	114,583
Total current assets	510,878	172,854
Deferred offering costs		37,042
Marketable securities held in Trust Account	287,515,823
Total assets	288,026,701	209,896
Current liabilities
Accrued offering costs		25,000
Promissory note - related party		160,000
Total current liabilities	208,913	186,000
Accrued Liabilities, Current	208,913	1,000
Warrant liability	18,437,499
Total liabilities	18,646,412	186,000
COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption 28,750,000 and no shares at redemption value at December 31, 2021 and 2020, respectively	287,500,000
Stockholders' (Deficit) Equity
Preferred stock, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital		24,281
Accumulated deficit	(18,120,430)	(1,104)
Total stockholders' deficit	(18,119,711)	23,896	$ 0
Total liabilities, convertible preferred stock, and stockholders' deficit	288,026,701	209,896
Class A Common Stock Subject to Redemption
Current liabilities
Class A common stock subject to possible redemption 28,750,000 and no shares at redemption value at December 31, 2021 and 2020, respectively	287,500,000
Class B common stock
Stockholders' (Deficit) Equity
Common stock, $0.0001 par value; 17,800,000 shares authorized, 3,038,093 shares issued and outstanding at September 30, 2021; 17,800,000 shares authorized, 2,148,210 shares issued and outstanding at December 31, 2020	$ 719	$ 719